Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 543	$ 57	$ 1,527
Accounts receivable, net			2
Finished goods inventories, net			98
Prepaid expenses	569	505	538
Other current assets	25	117	55
Held for sale assets			65
Total current assets	1,137	679	2,285
Property and equipment, net		70	129
Intangible assets, net	2,447	2,878	3,902
Operating lease right-of-use assets	14	283
Other assets, net		16	15
Other assets, net	74	86
Total assets	3,672	3,926	6,331
CURRENT LIABILITIES:
Accounts payable	4,284	2,328	655
Accrued expenses:
Salaries and wages	87	78	122
Professional fees	165	499	379
Statutory court costs	327	369	114
Other accrued expenses	492	1,081	563
Related party note payable, current portion	98	86	37
Secured note payable, current portion	24	1,222	2,400
Unsecured notes payable	64	225
Operating lease liabilities, current portion	165	250	86
Total current liabilities	5,706	6,138	4,356
LONG-TERM LIABILITES:
Secured contingent payment obligation	28,685	26,651	25,557
Convertible notes, net	2,979	2,733	837
Related party note payable, net of current portion	748	793	799
Unsecured contingent payment obligations	3,522
Operating lease liabilities, net of current portion	236	305	91
Other long-term liabilities	130	403	1
Total long-term liabilities	36,300	30,885	27,285
Total liabilities	42,006	37,023	31,641
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' DEFICIT:
Common stock	491	341	287
Warrants outstanding		1,330	1,810
Additional paid-in capital		367,015	364,885
Additional paid-in capital	374,464	368,345
Accumulated deficit	(413,289)	(401,783)	(392,292)
Total shareholders' deficit	(38,334)	(33,097)	(25,310)
Total liabilities and shareholders' deficit	$ 3,672	$ 3,926	$ 6,331